Taxation - Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Taxation
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Reconciliation
Income tax expenses at PRC statutory income tax rate-25%		¥ 56,615	¥ 14,563	¥ 3,305
Permanent differences		(6,829)	(4,592)	(355)
Tax rate difference from tax holiday and statutory rate in other jurisdictions		(12,351)	(2,100)	(5,432)
Change in valuation allowance		12,300	(4,700)	(1,499)
Income tax (benefits)/expenses	$ 7,144	¥ 49,735	¥ 3,171	¥ (3,981)